SUMMARY OF ALL OUTSTANDING COMMON STOCK WARRANTS (Details) - $ / shares	Sep. 30, 2021	[1]	Dec. 31, 2020	Dec. 31, 2018
Class of Stock [Line Items]
Number of warrants				6,000
Warrant exercise price				$ 1.00
Average remaining term in years				5 years
Warrants Issued in Connection with Issuance of Preferred Stock [Member]
Class of Stock [Line Items]
Number of warrants			46,154
Warrant exercise price	$ 0.25		$ 0.22
Average remaining term in years			1 day

[1]	On September 22, 2021, the Company’s board of directors approved an extension of the expiration date of these Series B warrants from September 30, 2021 to October 15, 2021, and approved a reduction in the exercise price from $0.35 per share to $0.25 per share.